Share-based payment Arrangement - Summary of Inputs Used in Binomial Option Pricing Model (Detail) ₩ / shares in Units, $ / shares in Units, ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) yr ₩ / shares	Dec. 31, 2024 KRW (₩) yr $ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per-share fair value of the option | ₩	₩ 12,835	₩ 12,835	₩ 10,813
Series 5 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.74%	2.74%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 55,200
Expected volatility	16.50%	16.50%
Expected dividends yield	6.41%	6.41%
Exercise price	₩ 38,452
Per-share fair value of the option | ₩	₩ 16,748	₩ 16,748
Series 5 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.52%	1.52%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 34,900
Expected volatility	8.10%	8.10%
Expected dividends yield	5.70%	5.70%
Exercise price	₩ 38,452
Per-share fair value of the option | ₩	₩ 192	₩ 192
Series 6 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.73%	2.73%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 55,200
Expected volatility	16.50%	16.50%
Expected dividends yield	6.41%	6.41%
Exercise price	₩ 50,276
Per-share fair value of the option | ₩	₩ 5,668	₩ 5,668
Series 6 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.55%	1.55%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 49,800
Expected volatility	25.70%	25.70%
Expected dividends yield	4.00%	4.00%
Exercise price	₩ 50,276
Per-share fair value of the option | ₩	₩ 8,142	₩ 8,142
Series 7-1 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.81%	2.81%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 55,200
Expected volatility	16.50%	16.50%
Expected dividends yield	6.41%	6.41%
Exercise price	₩ 56,860
Per-share fair value of the option | ₩	₩ 3,820	₩ 3,820
Series 7-2 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.74%	2.74%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 55,200
Expected volatility	16.50%	16.50%
Expected dividends yield	6.41%	6.41%
Exercise price	₩ 56,860
Per-share fair value of the option | ₩	₩ 3,080	₩ 3,080
Series 1-1 [member] | SAPEON Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.18%	4.18%
Estimated option's life | yr	5.18	5.18
Share price (Closing price on the preceding day) | $ / shares		₩ 107.8
Expected volatility	43.50%	43.50%
Expected dividends yield	0.00%	0.00%
Exercise price | $ / shares		₩ 100
Per-share fair value of the option | $				$ 50.7
Series 1-2 [member] | SAPEON Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.16%	4.16%
Estimated option's life | yr	5.42	5.42
Share price (Closing price on the preceding day) | $ / shares		₩ 107.8
Expected volatility	43.00%	43.00%
Expected dividends yield	0.00%	0.00%
Exercise price | $ / shares		₩ 100
Per-share fair value of the option | $				51.4
Series 2 [member] | SAPEON Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.67%	4.67%
Estimated option's life | yr	5.55	5.55
Share price (Closing price on the preceding day) | $ / shares		₩ 118.1
Expected volatility	43.00%	43.00%
Expected dividends yield	0.00%	0.00%
Exercise price | $ / shares		₩ 100
Per-share fair value of the option | $				$ 61.4
Share appreciation rights of SK Telecom Co., Ltd. [member] | Cash-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.87%	2.87%
Estimated option's life | yr	3.25	3.25
Share price (Closing price on the preceding day)	₩ 55,200
Expected volatility	16.50%	16.50%
Expected dividends yield	6.41%	6.41%
Exercise price	₩ 56,860
Per-share fair value of the option | ₩	₩ 902	₩ 902
PSU of SK Telecom Co., Ltd [member] | Equity-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.30%	3.30%	3.26%
Estimated option's life | yr	3	3
Share price (Closing price on the preceding day)	₩ 54,100		₩ 48,500
Expected volatility	15.90%	15.90%	18.67%
Expected dividends yield	5.40%	5.40%	4.90%
Per-share fair value of the option | ₩	₩ 25,920	₩ 25,920	₩ 27,525